Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Assets at Fair Value
The following table sets forth the fair value of the Company's derivative instruments:

	As of December 31, 2017			As of December 31, 2016
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$968.1	$1.5	$1.4	$719.8	$3.3	$16.3
Foreign currency swaps	686.2	75.5	5.6	701.1	141.9	—
Total derivatives designated as hedges	$1,654.3	$77.0	$7.0	$1,420.9	$145.2	$16.3
Derivatives not designated as hedges:
Index options	$6,696.1	$261.9	$1.5	$5,116.4	$161.7	$1.7
Total return swaps	—	—	—	384.0	—	22.8
Embedded derivatives	—	—	797.5	—	—	532.4
Other derivatives	22.2	0.2	—	166.3	0.5	0.5
Total derivatives not designated as hedges	6,718.3	262.1	799.0	5,666.7	162.2	557.4
Total derivatives	$8,372.6	$339.1	$806.0	$7,087.6	$307.4	$573.7

Schedule of Derivative Liabilities at Fair Value
The following table sets forth the fair value of the Company's derivative instruments:

	As of December 31, 2017			As of December 31, 2016
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$968.1	$1.5	$1.4	$719.8	$3.3	$16.3
Foreign currency swaps	686.2	75.5	5.6	701.1	141.9	—
Total derivatives designated as hedges	$1,654.3	$77.0	$7.0	$1,420.9	$145.2	$16.3
Derivatives not designated as hedges:
Index options	$6,696.1	$261.9	$1.5	$5,116.4	$161.7	$1.7
Total return swaps	—	—	—	384.0	—	22.8
Embedded derivatives	—	—	797.5	—	—	532.4
Other derivatives	22.2	0.2	—	166.3	0.5	0.5
Total derivatives not designated as hedges	6,718.3	262.1	799.0	5,666.7	162.2	557.4
Total derivatives	$8,372.6	$339.1	$806.0	$7,087.6	$307.4	$573.7

Potential Effect of Netting Arrangements, Assets

	As of December 31, 2016
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Received	Net Amount
Counterparty:
Assets:
A	$25.9	$(14.9)	$(10.5)	$0.5
B	95.2	(17.2)	(78.0)	—
C	25.6	—	(25.6)	—
E	25.1	—	(25.1)	—
G	30.4	(0.7)	(29.7)	—
H	18.3	—	(18.3)	—
I	32.9	(8.0)	(24.9)	—
J	32.5	—	(32.5)	—
Other	21.5	(0.5)	(20.3)	0.7
Total derivative assets	$307.4	$(41.3)	$(264.9)	$1.2
_______________________

(1)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated balance sheets.

The following tables present the potential effect of netting arrangements by counterparty on the Company's consolidated balance sheets:

	As of December 31, 2017
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Received	Net Amount
Counterparty:
Assets:
A	$46.1	$(4.2)	$(41.9)	$—
B	63.6	(1.4)	(62.2)	—
C	13.2	—	(13.2)	—
E	21.3	—	(21.3)	—
F	31.6	(1.3)	(29.0)	1.3
G	30.2	—	(30.2)	—
H	51.9	(1.0)	(50.9)	—
I	34.6	—	(32.9)	1.7
J	42.7	—	(42.7)	—
Other	3.9	(0.6)	(3.3)	—
Total derivative assets	$339.1	$(8.5)	$(327.6)	$3.0
_______________________

(1)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated balance sheets.

Potential Effect of Netting Arrangements, Liabilities

	As of December 31, 2016
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Posted	Net Amount
Counterparty:
Liabilities:
A	$14.9	$(14.9)	$—	$—
B	17.2	(17.2)	—	—
I	8.0	(8.0)	—	—
Other	1.2	(1.2)	—	—
Total derivative liabilities (2)	$41.3	$(41.3)	$—	$—
_______________________

(1)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated balance sheets.

(2)	Excludes embedded derivatives of $532.4 which have no counterparty.

	As of December 31, 2017
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Posted	Net Amount
Counterparty:
Liabilities:
A	$4.2	$(4.2)	$—	$—
B	1.4	(1.4)	—	—
F	1.3	(1.3)	—	—
Other	1.6	(1.6)	—	—
Total derivative liabilities (2)	$8.5	$(8.5)	$—	$—
_______________________

(1)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated balance sheets.

(2)	Excludes embedded derivatives of $797.5 which have no counterparty.

Schedule of Gain (Loss) Recognized in OCI on Derivatives
The following table presents the amount of gain (loss) recognized in OCI on derivatives qualifying and designated as cash flow hedges:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Interest rate swaps	$(2.9)	$(18.9)	$11.3	$2.4
Foreign currency swaps	(64.6)	62.5	29.1	62.7
Total	$(67.5)	$43.6	$40.4	$65.1

Schedule of Effects of Derivatives Not Designated as Hedges
The following table shows the effect of derivatives not designated as hedges in the consolidated statements of income (loss), which is recorded in net realized gains (losses):

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Index options	$170.0	$84.3	$(33.2)	$(23.9)
Embedded derivatives	(118.6)	(84.5)	29.4	6.9
Total return swaps	(4.3)	(22.8)	—	—
Other derivatives	4.9	1.9	3.8	1.7
Total	$52.0	$(21.1)	$—	$(15.3)